Fair Value Disclosures - Schedule of Financial Instruments by Level within Fair Value Hierarchy (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	$ 9,052		$ 5,620
Long-term investments	978
Assets at fair value	66,464		59,047
Money Market Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	56,434	22,238	53,063
Restricted cash			119
Negotiable Certificates of Deposit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents			245
Short-term investments	9,052		5,620
Long-term investments	978
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	66,464		59,047
Level 1 | Money Market Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	56,434	22,238	53,063
Restricted cash			119
Level 1 | Negotiable Certificates of Deposit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents			245
Short-term investments	9,052		5,620
Long-term investments	$ 978